Significant Accounting Policies (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Warrants exercisable	3,282,091	3,994,056	415,854	3,994,056